DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Fair Value - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Fair Value [Line Items]
Extinguishment of debt	$ (1,728,280)	$ (2,086,280)	$ (2,170,280)
Interest expense		$ 5,189,000	5,189,000
Debt discount			1,934,750	$ 279,435	$ 800,318
Initial fair value of warrants issued				$ 55,100
Derivative Warrant Liability [Member]
DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Fair Value [Line Items]
Extinguishment of debt			1,715,000
Interest expense			5,189,000
Debt discount			2,450,000
Initial fair value of warrants issued			$ 9,354,000